Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table. Below is the tabular disclosure for the Company’s CEO and the average of our NEOs other than the CEO for 2023, 2022, 2021 and 2020.
	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1)			COMPENSATION ACTUALLY PAID TO CEO(2)			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
Year	BLOOMQUIST	(FORMER) CONSIGLIO	(FORMER) BOYNTON	BLOOMQUIST	(FORMER) CONSIGLIO	(FORMER) BOYNTON			TOTAL SHAREHOLDER RETURN(3)	PEER GROUP TOTAL SHAREHOLDER RETURN	NET INCOME (LOSS) (H) ($MILLIONS)	ADJUSTED EBITDA (COMPANY SELECTED MEASURE) ($MILLIONS)(4)
2023	3,732,138	-	-	(1,199,645)	-	-	1,127,116	(247,468)	105	164	(101.835)	139
2022	3,164,731	7,992,927	-	6,344,838	5,047,378	-	1,641,145	2,800,039	250	136	(14.919)	177
2021	-	-	5,665,507	-	-	3,806,923	1,336,480	926,166	149	145	66.414	127
2020	-	-	5,579,824	-	-	8,221,626	829,928	1,631,787	170	123	0.555	100
(1)
For 2023, the CEO was De Lyle Bloomquist; other NEOs included Marcus Moeltner, Joshua Hicks, Michael Osborne and Colby Slaughter. For 2022, CEOs were De Lyle Bloomquist and Vito Consiglio (former); other NEOs were Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton; other NEOs included Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2020, the CEO was Paul Boynton, other NEOs were Marcus Moeltner, Frank Ruperto, William Manzer and James Posze.

(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

CEO Reconciliation Table:
FISCAL YEAR	SCT TOTAL FOR CEO	MINUS SCT CHANGE IN PENSION VALUE FOR CEO	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR CEO	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	CEO CAP
2023: Bloomquist	3,732,138	0	0	2,071,527	726,039	(3,586,295)	0	(1,199,645)
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626
“EOY” = End of Year and “BOY” = Beginning of Year
FISCAL YEAR	SCT TOTAL FOR AVERAGE OTHER NEOS	MINUS SCT CHANGE IN PENSION VALUE FOR AVERAGE OTHER NEOS	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR AVERAGE OTHER NEOS	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	AVERAGE OTHER NEOS CAP
2023	1,127,116	0	0	461,054	201,096	(973,198)	(141,428)	(247,468)
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787
“EOY” = End of Year and “BOY” = Beginning of Year
(3)	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.
(4)	Reconciliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2023, the CEO was De Lyle Bloomquist; other NEOs included Marcus Moeltner, Joshua Hicks, Michael Osborne and Colby Slaughter. For 2022, CEOs were De Lyle Bloomquist and Vito Consiglio (former); other NEOs were Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton; other NEOs included Marcus Moeltner, Joshua Hicks, William Manzer and James Posze. For 2020, the CEO was Paul Boynton, other NEOs were Marcus Moeltner, Frank Ruperto, William Manzer and James Posze.

Peer Group Issuers, Footnote
(3)	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

CEO Reconciliation Table:
FISCAL YEAR	SCT TOTAL FOR CEO	MINUS SCT CHANGE IN PENSION VALUE FOR CEO	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR CEO	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	CEO CAP
2023: Bloomquist	3,732,138	0	0	2,071,527	726,039	(3,586,295)	0	(1,199,645)
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626
“EOY” = End of Year and “BOY” = Beginning of Year

Non-PEO NEO Average Total Compensation Amount			$ 1,127,116	$ 1,641,145	$ 1,336,480	$ 829,928
Non-PEO NEO Average Compensation Actually Paid Amount			$ (247,468)	2,800,039	926,166	1,631,787
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

FISCAL YEAR	SCT TOTAL FOR AVERAGE OTHER NEOS	MINUS SCT CHANGE IN PENSION VALUE FOR AVERAGE OTHER NEOS	PLUS PENSION VALUE SERVICE COST	MINUS SCT EQUITY FOR AVERAGE OTHER NEOS	PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY	PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT VESTED DURING THE FISCAL YEAR	AVERAGE OTHER NEOS CAP
2023	1,127,116	0	0	461,054	201,096	(973,198)	(141,428)	(247,468)
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787
“EOY” = End of Year and “BOY” = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph reflects the relationship between the CEO and Average Other NEO CAP and our GAAP Net Income. GAAP Net Income is not used as a metric in our annual or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure). The graph below reflects the relationship between CEO and Average Other NEO CAP and Adjusted EBITDA. Adjusted EBITDA determined 50% of business funding under our 2023 Annual Incentive Plan and is an important measure that, when combined with the other measures in the Annual Incentive Plan and equity incentive program awards, support long-term shareholder value creation. This internal metric is closely aligned with our Company Selected Metric, Adjusted EBITDA. The graph below reflects the relationship between the CEO and Average Other NEO CAP and our Adjusted EBITDA for each year.

(1)	Reconciliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Tabular List, Table
Metrics Used for Linking Pay and Performance. The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.
•	Adjusted EBITDA
•	Relative TSR
•	Adjusted Operating Cash Flow
Adjusted EBITDA was the most heavily weighted financial performance metric under our 2023 Annual Incentive Plan and is an important top-line measure that, when combined with the other measures in the Annual Incentive Plan and performance share unit awards, support long-term shareholder value creation. Adjusted EBITDA is the Company-selected measure included in the table and graphs that follow.

Total Shareholder Return Amount			$ 105	250	149	170
Peer Group Total Shareholder Return Amount			164	136	145	123
Net Income (Loss)			$ (101,835,000)	$ (14,919,000)	$ 66,414,000	$ 555,000
Company Selected Measure Amount			139,000,000	177,000,000	127,000,000	100,000,000
PEO Name	Vito Consiglio	De Lyle Bloomquist	De Lyle Bloomquist		Paul Boynton	Paul Boynton
Additional 402(v) Disclosure
Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
•
A list of the most important financial measures that our Compensation Committee used in 2023 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;

•	A table that compares the total compensation of our CEO and other NEOs as presented in the SCT in this Proxy Statement to CAP and that compares CAP to specified performance measures; and
•	Graphs that describe:
○ The relationship between our total shareholder return (TSR) and the TSR of the S&P 600 Materials Index (Peer Group TSR); and
○ The relationships between CAP and our cumulative TSR, GAAP Net Income, and our Company selected measure, Adjusted EBITDA.
This disclosure had been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our CD&A in this Proxy Statement for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Salary, Bonus, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:
	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits	Current year service cost and any prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year or vested or were forfeited during the year. (1)
(1)	Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)	Reconciliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow
De Lyle Bloomquist [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,732,138	$ 3,164,731	$ 0	$ 0
PEO Actually Paid Compensation Amount			(1,199,645)	6,344,838	0	0
Vito Consiglio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	7,992,927	0	0
PEO Actually Paid Compensation Amount			0	5,047,378	0	0
Paul Boynton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	5,665,507	5,579,824
PEO Actually Paid Compensation Amount			0	0	3,806,923	8,221,626
PEO | De Lyle Bloomquist [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | De Lyle Bloomquist [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | De Lyle Bloomquist [Member] | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,071,527)	(1,681,313)
PEO | De Lyle Bloomquist [Member] | EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			726,039	4,861,420
PEO | De Lyle Bloomquist [Member] | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,586,295)	0
PEO | De Lyle Bloomquist [Member] | Change in Fair Value from BOY to Vesting Date of Awards Granted in any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Vito Consiglio [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vito Consiglio [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vito Consiglio [Member] | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,945,549)
PEO | Vito Consiglio [Member] | EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vito Consiglio [Member] | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vito Consiglio [Member] | Change in Fair Value from BOY to Vesting Date of Awards Granted in any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Paul Boynton [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(482,722)	(2,284,996)
PEO | Paul Boynton [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					692,856	637,218
PEO | Paul Boynton [Member] | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,683,305)	(1,069,501)
PEO | Paul Boynton [Member] | EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,424,287	4,728,795
PEO | Paul Boynton [Member] | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,724,836)	958,644
PEO | Paul Boynton [Member] | Change in Fair Value from BOY to Vesting Date of Awards Granted in any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					915,136	(328,358)
Non-PEO NEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | SCT Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(461,054)	(780,079)	(628,263)	(211,313)
Non-PEO NEO | EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			201,096	1,456,652	456,337	934,317
Non-PEO NEO | Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(973,198)	457,703	(288,141)	121,226
Non-PEO NEO | Change in Fair Value from BOY to Vesting Date of Awards Granted in any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (141,428)	$ 24,618	$ 49,753	$ (42,371)